Employee and Personnel Costs - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Salaries and other remuneration	$ (135,526)	$ (139,244)	$ (150,026)
Social security costs	(23,196)	(20,011)	(23,255)
Share-based compensation	(13,261)	(13,598)	(21,446)
Pension and post-employment benefits	(10,537)	(8,871)	(9,542)
Total	(182,520)	(181,724)	(204,269)
Short-term employee benefits	(7,529)	(7,761)	(11,120)
Pension and post-employment benefits	(392)	(551)	(628)
Share-based compensation	(6,074)	(7,979)	(9,151)
Social security costs	(1,030)	(1,546)	(3,404)
Total	$ (15,025)	$ (17,837)	$ (24,303)